PRINCIPAL ACCOUNTING POLICIES - Movement of accrued warranty cost (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
PRINCIPAL ACCOUNTING POLICIES
Accrue (reversal) to selling and marketing expense			¥ 75,000
Solar modules
PRINCIPAL ACCOUNTING POLICIES
At beginning of year	¥ 2,381,254	¥ 1,641,721	1,007,805
Additions	1,245,880	1,348,516	771,244
Utilization	(276,554)	(222,073)	(212,130)
Accrue (reversal) to selling and marketing expense	(988,984)	(386,910)	74,802
At end of year	2,361,596	2,381,254	1,641,721
ESS products
PRINCIPAL ACCOUNTING POLICIES
At beginning of year	25,440	2,254
Additions	19,165	23,186	2,254
Utilization	(1,565)
At end of year	¥ 43,040	¥ 25,440	¥ 2,254